PRINCIPAL ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item $ / ¥	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Foreign currency exchange rate | $ / ¥	6.8972
Gain on investments	¥ 19,865	¥ 14,524	¥ 7,855
Accounts receivable, net of allowance for doubtful accounts	¥ 10,651	0
Number of reporting units | item	1
Goodwill impairment loss	¥ 0	0	0
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Remaining Performance Obligation, Optional Exemption, Variable Consideration [true false]	true
Advertising and marketing expenses	¥ 944,471	574,569	247,858
Sublease income	¥ 5,823	¥ 23,304	¥ 16,086
First service period for options and restricted share units granted to employees and non-employees, including directors	1 year
Second service period for options and restricted share units granted to employees and non-employees, including directors	4 years